Fair Value Measurements - Schedule of Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Fair Value	$ 209,939	$ 218,652
U.S. Treasury
Assets:
Fair Value	5,068	4,915
U.S. government and federal agency obligations
Assets:
Fair Value		401
U.S. government-sponsored enterprises
Assets:
Fair Value	4,916	12,804
Obligations of states and political subdivisions
Assets:
Fair Value	104,191	102,486
Mortgage-backed securities
Assets:
Fair Value	71,497	78,110
Other debt securities
Assets:
Fair Value	22,951	18,687
Bank-issued trust preferred securities
Assets:
Fair Value	1,316	1,249
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Total	113,759	60,289
Liabilities:
Total	1,252,348	1,233,115
Other Observable Inputs (Level 2)
Assets:
Total	6,526	5,075
Liabilities:
Total	145,857	123,187
Significant Unobservable Inputs (Level 3)
Assets:
Total	1,445,226	1,380,252
Liabilities:
Total	302,189	300,386
Recurring
Assets:
Total	210,185	218,792
Liabilities:
Total	191	89
Recurring | U.S. Treasury
Assets:
Fair Value	5,068	4,915
Recurring | U.S. government and federal agency obligations
Assets:
Fair Value	0	401
Recurring | U.S. government-sponsored enterprises
Assets:
Fair Value	4,916	12,804
Recurring | Obligations of states and political subdivisions
Assets:
Fair Value	104,191	102,486
Recurring | Mortgage-backed securities
Assets:
Fair Value	71,497	78,110
Recurring | Other debt securities
Assets:
Fair Value	22,951	18,687
Recurring | Bank-issued trust preferred securities
Assets:
Fair Value	1,316	1,249
Recurring | Equity securities
Assets:
Fair Value	66	74
Recurring | Interest rate swaps
Assets:
Fair Value	180	66
Liabilities:
Commitments	191	89
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Total	5,134	4,989
Liabilities:
Total	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury
Assets:
Fair Value	5,068	4,915
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government and federal agency obligations
Assets:
Fair Value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government-sponsored enterprises
Assets:
Fair Value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets:
Fair Value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities
Assets:
Fair Value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other debt securities
Assets:
Fair Value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Bank-issued trust preferred securities
Assets:
Fair Value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Assets:
Fair Value	66	74
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Interest rate swaps
Assets:
Fair Value	0	0
Liabilities:
Commitments	0	0
Recurring | Other Observable Inputs (Level 2)
Assets:
Total	205,051	213,803
Liabilities:
Total	191	89
Recurring | Other Observable Inputs (Level 2) | U.S. Treasury
Assets:
Fair Value	0	0
Recurring | Other Observable Inputs (Level 2) | U.S. government and federal agency obligations
Assets:
Fair Value	0	401
Recurring | Other Observable Inputs (Level 2) | U.S. government-sponsored enterprises
Assets:
Fair Value	4,916	12,804
Recurring | Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Fair Value	104,191	102,486
Recurring | Other Observable Inputs (Level 2) | Mortgage-backed securities
Assets:
Fair Value	71,497	78,110
Recurring | Other Observable Inputs (Level 2) | Other debt securities
Assets:
Fair Value	22,951	18,687
Recurring | Other Observable Inputs (Level 2) | Bank-issued trust preferred securities
Assets:
Fair Value	1,316	1,249
Recurring | Other Observable Inputs (Level 2) | Equity securities
Assets:
Fair Value	0	0
Recurring | Other Observable Inputs (Level 2) | Interest rate swaps
Assets:
Fair Value	180	66
Liabilities:
Commitments	191	89
Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Total	0	0
Liabilities:
Total	0	0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. Treasury
Assets:
Fair Value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government and federal agency obligations
Assets:
Fair Value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government-sponsored enterprises
Assets:
Fair Value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Obligations of states and political subdivisions
Assets:
Fair Value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Assets:
Fair Value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Other debt securities
Assets:
Fair Value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Bank-issued trust preferred securities
Assets:
Fair Value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Equity securities
Assets:
Fair Value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Interest rate swaps
Assets:
Fair Value	0	0
Liabilities:
Commitments	$ 0	$ 0